UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)    (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska, 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:10/31/09

Item 1.  Reports to Stockholders.

BULL PATH MID-CAP FUND

Semi-Annual Report

October 31, 2009

1-888-899-2726

www.bullpathfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

BULL PATH MID-CAP FUND
PORTFOLIO REVIEW
October 31, 2009 (Unaudited)

The Fund's performance figures* for the period ending October 31, 2009, compared to its benchmark:

Inception ** - October 31, 2009

Bull Path Mid Cap Fund Class A	5.30%
Bull Path Mid Cap Fund Class A - with load	-0.75%
Bull Path Mid Cap Fund Class C	5.00%
Bull Path Mid Cap Fund Class I	5.40%
Russell Midcap Total Return Index	15.71%
S&P 500 Total Return Index	13.68%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-888-899-2726.

** Inception date is May 29, 2009.

Top Ten Holdings by Industry	% of Net Assets
Entertainment	8.3%
Media	6.3%
Telecommunications	5.9%
Banks	5.2%
Toys/Games/Hobbies	5.1%
Healthcare Services	5.0%
Software	3.8%
Electronics	3.6%
Retail	3.5%
Packaging & Containers	3.5%
Other, Cash & Cash Equivalents	49.8%
100.0%

	BULL PATH MID-CAP FUND
	PORTFOLIO OF INVESTMENTS
	October 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 57.2%
	BANKS - 5.2%
113	Bank of New York Mellon Corp.	$ 3,013
740	Popular, Inc.	1,598
		4,611
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
26	Ameriprise Financial, Inc.	901

	ELECTRONICS - 3.6%
70	Thermo Fisher Scientific, Inc. *	3,150

	ENTERTAINMENT - 8.3%
15	Ascent Media Corp. *	348
390	Cinemark Holdings, Inc.	4,520
195	Regal Entertainment Group - Cl. A	2,459
		7,327
	HEALTHCARE-SERVICES - 5.0%
128	Genoptix, Inc. *	4,453

	HOME FURNISHINGS - 0.5%
43	TiVo, Inc. *	468

	INTERNET - 2.5%
141	Yahoo!, Inc. *	2,242

	MEDIA - 6.3%
74	DIRECTV Group, Inc.	1,946
117	Liberty Media Corp. *	3,606
		5,552
	OIL & GAS - 3.0%
16	Transocean Ltd. *	1,342
32	XTO Energy, Inc.	1,330
		2,672
	PACKAGING & CONTAINERS - 3.5%
18	Ball Corp.	888
68	Owens-Illinois, Inc. *	2,168
		3,056
	RETAIL - 3.5%
101	Darden Restaurants, Inc.	3,061

	SOFTWARE - 3.8%
309	Activision Blizzard, Inc. *	3,346

	TELECOMMUNICATIONS - 5.9%
96	American Tower Corp. *	3,535
60	SBA Communications Corp. - Cl. A *	1,693
		5,228

See accompanying notes to financial statements.

	BULL PATH MID-CAP FUND
	PORTFOLIO OF INVESTMENTS (Continued)
	October 31, 2009 (Unaudited)
Shares		Value

	TOYS/GAMES/HOBBIES - 5.1%
164	Hasbro, Inc.	$ 4,472

	TOTAL COMMON STOCK (Cost - $50,273)	50,539

	SHORT-TERM INVESTMENTS - 34.6%
	MONEY MARKET FUND - 34.6%
30,621	AIM STIT - Liquid Assets Portfolio, 0.05% **	30,621
	(Cost - $30,621)

	TOTAL INVESTMENTS - 91.8% (Cost - $80,894)(a)	$ 81,160
	OTHER ASSETS LESS LIABILITIES - 8.2%	7,292
	NET ASSETS - 100.0%	$ 88,452

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2009

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,108
	Unrealized depreciation:	(1,842)
	Net unrealized appreciation:	$ 266

See accompanying notes to financial statements.

BULL PATH MID-CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009 (Unaudited)

ASSETS
Investment securities:
At cost	$ 80,894
At value	$ 81,160
Receivable due from Advisor	30,898
Receivable for securities sold	1,749
Dividends and interest receivable	74
Prepaid expenses & other assets	15,360
TOTAL ASSETS	129,241

LIABILITIES
Fees payable to other affiliates	18,499
Payable for securities purchased	6,349
Payable for Fund Shares redeemed	1,014
Distribution (12b-1) fees payable	12
Accrued expenses and other liabilities	14,915
TOTAL LIABILITIES	40,789
NET ASSETS	$ 88,452

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 83,943
Undistributed net investment loss	(294)
Accumulated net realized gain from investments	4,537
Net unrealized appreciation of investments	266
NET ASSETS	$ 88,452

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 10,532
Shares of beneficial interest outstanding	1,000
Net asset value (Net Assets ÷ Shares Outstanding)	$ 10.53
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$ 11.17

Class C Shares:
Net Assets	$ 10,498
Shares of beneficial interest outstanding	1,000
Net asset value (Net Assets ÷ Shares Outstanding), and offering
price per share	$ 10.50

Class I Shares:
Net Assets	$ 67,422
Shares of beneficial interest outstanding	6,395
Net asset value (Net Assets ÷ Shares Outstanding), and offering
price per share	$ 10.54

See accompanying notes to financial statements.

BULL PATH MID-CAP FUND
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2009 (Unaudited)(a)

INVESTMENT INCOME
Dividends	$ 142
Interest	14
TOTAL INVESTMENT INCOME	156

EXPENSES
Investment advisory fees	312
Distribution (12b-1) fees - Class A	12
Distribution (12b-1) fees - Class C	45
Administration fees	17,179
Fund accounting fees	14,546
Transfer agent fees	9,133
Audit fees	7,008
Legal fees	6,781
Registration fees	6,781
Chief compliance officer fees	5,425
Printing expenses	4,521
Trustees' fees	3,392
Custody fees	2,487
Other expenses	905
TOTAL EXPENSES	78,527

Fees waived/reimbursed by the Advisor	(78,077)

NET EXPENSES	450
NET INVESTMENT LOSS	(294)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	4,537
Net change in unrealized appreciation of investments	266
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,803

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 4,509

(a) The Bull Path Mid-Cap Fund commenced operations on May 29, 2009.

See accompanying notes to financial statements.

BULL PATH MID-CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
October 31, 2009 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (294)
Net realized gain from investments	4,537
Net change in unrealized appreciation of investments	266
Net increase in net assets resulting from operations	4,509

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,944
Class C	11,042
Class I	64,043
Payments for shares redeemed:
Class A	(990)
Class C	(1,055)
Class I	(41)
Net increase in net assets from shares of beneficial interest	83,943

TOTAL INCREASE IN NET ASSETS	88,452

NET ASSETS
Beginning of Period	-
End of Period*	$ 88,452
*Includes undistributed net investment income of:	$ (294)

SHARE ACTIVITY
Class A:
Shares Sold	1,093
Shares Redeemed	(94)
Net increase in shares of beneficial interest outstanding	999

Class C:
Shares Sold	1,100
Shares Redeemed	(101)
Net increase in shares of beneficial interest outstanding	999

Class I:
Shares Sold	6,398
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	6,394

(a) The Bull Path Mid-Cap Fund commenced operations on May 29, 2009.

See accompanying notes to financial statements.

BULL PATH MID-CAP FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A	Class C	Class I

		Period Ended October 31, 2009 (Unaudited)(1)
Net asset value, beginning of period		$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
	Net investment income (2)	(0.05)	(0.08)	(0.03)
	Net realized and unrealized gain
	on investments	0.58	0.58	0.57
Total from investment operations		0.53	0.50	0.54

Net asset value, end of period		$ 10.53	$ 10.50	$ 10.54

Total return (3,4)		5.30%	5.00%	5.40%

Net assets, at end of period (000's)		$ 11	$ 10	$ 67

Ratio of gross expenses to average
	net assets (5,6)	295.70%	297.57%	230.62%
Ratio of net expenses to average
	net assets (6)	1.50%	2.25%	1.25%
Ratio of net investment income
	to average net assets (6)	-1.04%	-1.79%	-0.74%

Portfolio Turnover Rate (4)		146%	146%	146%

(1)	The Bull Path Mid-Cap Fund's Class A, C and I shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6)	Annualized.

	See accompanying notes to financial statements.

BULL PATH MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2009 (Unaudited)

1. ORGANIZATION

The Bull Path Mid-Cap Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide capital appreciation.

The Fund currently offers three classes of shares; Class A, Class C  and Class I shares.  Class C and Class I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

BULL PATH MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	50,539	-	-	50,539
Money Market Funds	30,621	-	-	30,621
Total	81,160	-	-	81,160

The Fund did not hold any Level 3 securities during the period.

*  Refer to the Portfolio of Investments for industry classification.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period.

BULL PATH MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

New Accounting Pronouncements - In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Options transactions - The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The ability of the Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

BULL PATH MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions during the period ended October 31, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

BULL PATH MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

3.  INVESTMENT TRANSACTIONS

For the period ended October 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, and options amounted to $109,260 and $58,986, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Bull Path Capital Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the period ended October 31, 2009, the Fund incurred $312 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2010, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.50%, 2.25% and 1.25% per annum of the Fund’s average daily net assets for the Class A, Class C and Class I shares, respectively.  During the period ended October 31, 2009 the Advisor waived fees totaling $78,077.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Class A, Class C and Class I shares are subsequently less than 1.50%, 2.25% and 1.25% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.50%, 2.25% and 1.25% of average daily net assets for the Class A, Class C and Class I shares, respectively.  If Fund Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 1.50%, 2.25% and 1.25% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of October 31, 2009 there was $78,077 of fee waivers subject to recapture by April 30, 2013.

BULL PATH MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the period ended October 31, 2009, pursuant to the Plan, the Class A Shares paid $12 and the Class C Shares paid $45.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

BULL PATH MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $35,100 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.  The annual minimum is $16,200 (irrespective of classes) and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended October 31, 2009, the Fund incurred expenses of $5,425 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended October 31, 2009, GemCom collected amounts totaling $139 for EDGAR and printing services performed.

5.    SUBSEQUENT EVENTS

Effective June 30, 2009, the Fund adopted FASB Statement of Financial Standards No. 165, “Subsequent Events” which had no impact on the Fund’s net assets or operations, but required disclosure in the Notes to Financial Statements at the date which subsequent events have been evaluated by management.  Management has evaluated subsequent events through December 30, 2009, the date the financial statements were issued.  On November 10, 2009 the Fund was liquidated and closed.

BULL PATH MID-CAP FUND

EXPENSE EXAMPLES

October 31, 2009 (Unaudited)

As a shareholder of the Bull Path Mid-Cap Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Bull Path Mid-Cap Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 29, 2009 through October 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Bull Path Mid-Cap Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 5/29/09	Ending Account Value 10/31/09	Expenses Paid During Period 5/29/09 – 10/31/09*	Expense Ratio During the Period 5/29/09-10/31/09
Class A	$1,000.00	$1,053.00	$6.58	1.50%
Class C	1,000.00	1,050.00	9.86	2.25%
Class I	1,000.00	1,054.00	5.49	1.25%

Hypothetical (5% return before expenses)**	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period 5/1/09 – 10/31/09***	Expense Ratio During the Period 5/1/09-10/31/09
Class A	$1,000.00	$1,017.64	$7.63	1.50%
Class C	1,000.00	1,013.86	11.42	2.25%
Class I	1,000.00	1,018.90	6.36	1.25%

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (156) divided by the number of days in the fiscal year (365).

** The hypothetical example assumes that the Portfolio was in operation for the full six months ended 10/31/09.

*** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-899-2726 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-899-2726.

INVESTMENT ADVISOR

Bull Path Capital Management LLC

150 East 52nd Street, 31st Floor

New York, NY 10022

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

BULL PATH LONG-SHORT FUND

Semi-Annual Report

October 31, 2009

1-888-899-2726

www.bullpathfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Bull Path Long Short Fund Shareholder Letter

January 8, 2010

Dear Shareholders,

Enclosed is the Semi-Annual Report to shareholders of the Bull Path Long Short Fund (ticker BPFIX) for the period ending October 31, 2009.  On behalf of the advisor, Bull Path Capital Management, I’d like to thank you for your investment in the fund.

On June 1, 2009 Bull Path successfully converted one of its domestic hedge funds into the Bull Path Long Short Fund for which we are proud to have you as an investor. Upon successful conversion of the fund, Bull Path has achieved numerous strategic goals including investor diversification, a strengthening of our product suite and entering the Long-Short mutual fund category that is underserved. We believe Long-Short funds will play an increasingly greater role in asset allocation as advisors continue to adopt “tactical” asset allocation models to provide greater diversification and reduced volatility to their clients’ portfolios. Additionally, our shares are now available for purchase on numerous platforms such as Schwab, Fidelity, Scottrade and E-TRADE. We continue to work diligently to have our fund offered on additional mutual fund platforms and in developing relationships with advisors and clients.

For the six month period ending October 31, 2009, the Bull Path Long Short Fund generated returns of 3.03%. As has been the case in the past, we generally underperform in the early stages of high beta, liquidity-driven market rallies and that has held true this year. As is typical for us, we entered the previous six months in high quality names with defensive business models and highly visible recurring revenue streams. Although the fundamental performance and outlook of these companies remained strong, the stocks did not participate as strongly in the recent market rally. Nevertheless, we remain committed to our investment discipline and refuse to “chase” the market. We do believe the beta rally has begun to decelerate and is moving back to a fundamentally driven market that allows our bottom-up, alpha generating investment style to thrive.

Though risks remain in the markets and uncertainties lie ahead, we remain committed to our investment approach and disciplined process of managing market and portfolio risk.  We believe the US Equity markets will be very favorable for our active management style over the next 3+ years as markets will not be benefiting from declining interest and tax rates that helped fuel the broad market expansion from 1982 to 2007. While we do believe greener pastures lie ahead, we expect market valuation multiples to contract or flatten as interest rates remain near zero and cannot be reduced further. This will result from rising interest rates and increased tax burdens to investors and corporations alike in an effort to subsidize the massive federal deficit which currently stands at ~$1.42 trillion, up from just ~$455 billion a year ago. We believe this type of environments suits us well.

We are very excited about the current positioning of the fund and believe our investment process can provide investors with consistent returns and low volatility in fundamentally driven markets. This is our goal in both up and down markets and we wish for our investors to demand consistent and superior risk-adjusted returns over time.

Below are the performance highlights of the Fund:

Bull Path Long Short Fund (ticker: BPFIX)
Average Annual  Total Returns (for periods ended October 31, 2009)

	Bull Path Long Short Fund	S&P 500 Index
Average Annual Return
Since Inception	8.66%	4.93%
5 Year	4.39%	0.33%
3 Year	-1.30%	-7.02%
1 Year	1.29%	9.80%
Standard Deviation	8.09	15.04
Average Annual Alpha	6.99	0.00
Average Annual Beta	0.29	1.00
Growth of $10,000	$18,490	$14,060

Source: Morningstar Direct and PerTrac

BPFIX’s performance compares favorably to the overall U.S. equity markets as measured by the S&P 500 Index. From October 1, 2002 through October 31, 2009, BPFIX achieved an 8.19% average annual return and had an annualized standard deviation of 8.09 whereas the S&P 500 Index produced an average annual return of 4.31% and an annualized standard deviation of 15.08  Through Bull Paths efforts to generate consistent returns and reduce market volatility for our clients, the funds annualized performance for the period of October 1, 2002 through October 31, 2009 achieved an average annual return that exceeded the S&P 500 by 3.88% percentage points per annum while subjecting investors to roughly half (54%) of the volatility as represented by standard deviation.

We thank you for your support.

Best Regards,

Robert Kaimowitz
Chief Executive Officer & Portfolio Manager
Bull Path Capital Management LLC

The data quoted above represent past performance and do not indicate future returns.  The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Total return is calculated assuming reinvestment of all dividends.  Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees.  The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until August 31, 2010, to ensure that the net annual fund operating expenses will not exceed 1.50% for I class, subject to possible recoupment from the Fund in future years. Please review the Fund’s prospectus for more detail on the expense waiver. The total Net operating expense for the I class is 1.99%. For more performance numbers current to the most recent month-end, please call 1-888-899-2726.

The prior performance is net of management fees and other expenses but does not include the effect of the performance fee. The Long Short Fund has been managed in the same style and by the same portfolio manager since the predecessor limited partnership's inception on October 1, 2002. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited partnership. From its inception date, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, if they had been applicable, it might have adversely affected its performance. In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affect performance.  Performance of the predecessor fund is not an indicator of future results and current performance may be higher or lower than that quoted.

Mutual funds involve risk including the possible loss of principal. The Fund uses short selling which incurs significant additional risk. Potential loss on an uncovered short sale is unlimited where as the potential loss on a long position is limited to the original purchase. The Fund is subject to smaller company risk. Smaller company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Alpha is a measure of performance on a risk-adjusted basis. Alpha takes the volatility of a mutual fund and compares its risk-adjusted performance to a benchmark index. The excess return of the fund relative of the benchmark index is a fund’s alpha.

Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio. A measure of the extent to which numbers are spread around an average. The greater the standard deviation, the greater the fund’s volatility.

Before investing you should carefully consider the investment objectives, risks, charges and expenses of the Bull Path Funds. This and other important information about the Fund is contained in the prospectus, to obtain an additional prospectus please visit at www.bullpathfunds.com or by call 1‐888‐899‐2726. The prospectus should be read carefully before investing. The Bull Path Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

044-NLD-1/8/2010

BULL PATH LONG-SHORT FUND
PORTFOLIO REVIEW
October 31, 2009 (Unaudited)

The Fund's performance figures* for the period ending October 31, 2009, compared to its benchmark:

	Six Months Ended October 31, 2009	One Year Ended October 31, 2009	Five Years Ended October 31, 2009	Inception - October 31, 2009

Bull Path Long-Short Fund Class A	n/a	n/a	n/a	1.64%	**
Bull Path Long-Short Fund Class A - with load	n/a	n/a	n/a	-4.20%	**
Bull Path Long-Short Fund Class C	n/a	n/a	n/a	1.30%	**
S&P 500 Total Return Index	20.04%	9.80%	0.33%	13.68%
Bull Path Long-Short Fund Class I	3.03%	1.29%	4.39%	8.66%	***
S&P 500 Total Return Index	20.04%	9.80%	0.33%	4.93%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-888-899-2726.

** Inception date is May 29, 2009.

*** Inception date is October 1, 2002.  Performance data reflects Bull Path Long-Short Fund's predecessor limited investment partnership and includes the actual fees and expenses that were charged when the Fund was a partnership.  The predecessor partnership's performance is only for the periods before the Fund's registration statement was effective, which was May 29, 2009.  During those periods, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to its requirements  of the Internal Revenue Code relating to registered investment companies, which, if it were, might have adversely affected its performance.

Top Ten Holdings by Industry	% of Net Assets
Entertainment	7.6%
Telecommunications	5.6%
Banks	4.9%
Toys/Games/Hobbies	4.7%
Media	3.7%
Software	3.7%
Electronics	3.4%
Packaging & Containers	3.3%
Oil & Gas	2.9%
Internet	2.4%
Other, Cash & Cash Equivalents	57.8%
	100.0%

BULL PATH LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS
October 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 46.4%
	BANKS - 4.9%
14,100	Bank of New York Mellon Corp.	$ 375,906
94,225	Popular, Inc.	203,526
		579,432
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
3,200	Ameriprise Financial, Inc.	110,944

	ELECTRONICS - 3.4%
8,900	Thermo Fisher Scientific, Inc. *	400,500

	ENTERTAINMENT - 7.6%
51,500	Cinemark Holdings, Inc.	596,885
24,500	Regal Entertainment Group - Cl. A	308,945
		905,830
	HEALTHCARE-SERVICES - 1.6%
5,525	Genoptix, Inc. *	192,215

	HOME FURNISHINGS - 0.5%
5,295	TiVo, Inc. *	57,610

	INTERNET - 2.4%
18,300	Yahoo!, Inc. *	290,970

	MEDIA - 3.7%
14,318	Liberty Media Corp. *	441,281

	OIL & GAS - 2.9%
2,001	Transocean Ltd. *	167,904
4,115	XTO Energy, Inc.	171,019
		338,923
	PACKAGING & CONTAINERS - 3.3%
2,350	Ball Corp.	115,925
8,745	Owens-Illinois, Inc. *	278,791
		394,716
	PHARMACEUTICALS - 0.0%
1	Pfizer, Inc.	9

	RETAIL - 1.2%
4,795	Darden Restaurants, Inc.	145,336

	SOFTWARE - 3.7%
39,962	Activision Blizzard, Inc. *	432,788

	TELECOMMUNICATIONS - 5.6%
12,300	American Tower Corp. *	452,886
7,479	SBA Communications Corp. - Cl. A *	210,983
		663,869

See accompanying notes to financial statements.

BULL PATH LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value

	TOYS/GAMES/HOBBIES - 4.7%
20,300	Hasbro, Inc.	$ 553,581

	TOTAL COMMON STOCK (Cost - $5,609,941)	5,508,004

	SHORT-TERM INVESTMENTS - 55.7%
	MONEY MARKET FUND - 55.7%
6,603,603	AIM STIT - Liquid Assets Portfolio, 0.05% **	6,603,603
	(Cost - $6,603,603)

	TOTAL INVESTMENTS - 102.1% (Cost - $12,213,544)(a)	$ 12,111,607
	OTHER LIABILITIES LESS ASSETS - (2.1%)	(337,595)
	NET ASSETS - 100.0%	$ 11,865,760

	SECURITIES SOLD SHORT - (20.2%)
16,750	AutoNation, Inc. *	$ 288,770
1,565	Avery Dennison Corp.	55,792
3,098	Cerner Corp. *	235,572
5,820	Comerica, Inc.	161,505
1,225	Equinix, Inc. *	104,517
10,400	Genomic Health, Inc. *	193,128
6,050	McDonald's Corp.	354,591
5,780	Nordstrom, Inc.	183,688
1,500	Oil Services Holders Trust	175,590
6,425	Pactiv Corp. *	148,353
3,400	Palm, Inc. *	39,474
2,150	Principal Financial Group, Inc.	53,836
3,400	T Rowe Price Group, Inc.	165,682
7,510	Whole Foods Market, Inc. *	240,771
	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,416,409)	$ 2,401,269

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2009

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 242,823
	Unrealized depreciation:	(329,620)
	Net unrealized appreciation:	$ (86,797)

See accompanying notes to financial statements.

BULL PATH LONG-SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009 (Unaudited)

ASSETS
Investment securities:
At cost	$ 12,213,544
At value	$ 12,111,607
Cash at broker	3,028,941
Receivable for securities sold	414,261
Receivable for Fund shares sold	91,748
Receivable due from Advisor	7,261
Dividends and interest receivable	6,547
Prepaid expenses & other assets	40,294
TOTAL ASSETS	15,700,659

LIABILITIES
Securities sold short at value (Proceeds, $2,416,409)	2,401,269
Payable for securities purchased	1,429,526
Distribution (12b-1) fees payable	1,057
Fees payable to other affiliates	869
Accrued expenses and other liabilities	2,178
TOTAL LIABILITIES	3,834,899
NET ASSETS	$ 11,865,760

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 11,768,163
Undistributed net investment loss	(44,338)
Accumulated net realized gain from investments and securities sold short	228,732
Net unrealized depreciation of investments	(86,797)
NET ASSETS	$ 11,865,760

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 5,014,694
Shares of beneficial interest outstanding	278,577
Net asset value (Net Assets ÷ Shares Outstanding)	$ 18.00
Maximum offering price per share (maximum sales charges of 5.75%)	$ 19.10

Class C Shares:
Net Assets	$ 98,454
Shares of beneficial interest outstanding	5,487
Net asset value (Net Assets ÷ Shares Outstanding) and offering
price per share	$ 17.94

Class I Shares:
Net Assets	$ 6,752,612
Shares of beneficial interest outstanding	374,861
Net asset value (Net Assets ÷ Shares Outstanding) and offering
price per share	$ 18.01

See accompanying notes to financial statements.

BULL PATH LONG-SHORT FUND
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2009 (Unaudited)(a)

INVESTMENT INCOME
Dividends	$ 3,847
Interest	829
TOTAL INVESTMENT INCOME	4,676

EXPENSES
Investment advisory fees	38,056
Distribution (12b-1) fees - Class A	2,950
Distribution (12b-1) fees - Class C	190
Administration fees	17,179
Transfer agent fees	14,741
Fund accounting fees	14,546
Audit fees	7,008
Legal fees	6,781
Registration fees	6,781
Chief compliance officer fees	5,425
Printing expenses	4,521
Trustees' fees	3,391
Custody fees	2,487
Other expenses	905
TOTAL EXPENSES	124,961

Fees waived/reimbursed by the Advisor	(75,947)

NET EXPENSES	49,014
NET INVESTMENT LOSS	(44,338)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on transactions from:
Investments	422,281
Securities sold short	(193,549)
Net realized gain	228,732
Net change in unrealized appreciation/(depreciation) on:
Investments	(101,937)
Securities sold short	15,140
Net change in unrealized depreciation	(86,797)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	141,935

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 97,597

(a) The Bull Path Long-Short Fund commenced operations on May 29, 2009.

See accompanying notes to financial statements.

BULL PATH LONG-SHORT FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
October 31, 2009 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (44,338)
Net realized gain from investments and securities sold short	228,732
Net change in unrealized depreciation of investments and securities sold short	(86,797)
Net increase in net assets resulting from operations	97,597

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,994,286
Class C	103,140
Class I	6,767,092
Payments for shares redeemed:
Class A	(17,432)
Class C	(5,059)
Class I	(73,864)
Net increase in net assets from shares of beneficial interest	11,768,163

TOTAL INCREASE IN NET ASSETS	11,865,760

NET ASSETS
Beginning of Period	-
End of Period*	$ 11,865,760
*Includes undistributed net investment income of:	$ (44,338)

SHARE ACTIVITY
Class A:
Shares Sold	279,537
Shares Redeemed	(961)
Net increase in shares of beneficial interest outstanding	278,576

Class C:
Shares Sold	5,769
Shares Redeemed	(282)
Net increase in shares of beneficial interest outstanding	5,487

Class I:
Shares Sold	378,942
Shares Redeemed	(4,081)
Net increase in shares of beneficial interest outstanding	374,861

(a) The Bull Path Long-Short Fund commenced operations on May 29, 2009.

See accompanying notes to financial statements.

BULL PATH LONG-SHORT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A	Class C	Class I

		Period Ended October 31, 2009 (Unaudited)(1)
Net asset value, beginning of period		$ 17.71	$ 17.71	$ 17.71

Activity from investment operations:
	Net investment income (2)	(0.12)	(0.17)	(0.10)
	Net realized and unrealized gain
	on investments	0.41	0.40	0.40
Total from investment operations		0.29	0.23	0.30

Net asset value, end of period		$ 18.00	$ 17.94	$ 18.01

Total return (3,4)		1.64%	1.30%	1.69%

Net assets, at end of period (000's)		$ 5,015	$ 98	$ 6,753

Ratio of gross expenses to average
	net assets (5,6)	3.62%	5.35%	4.37%
Ratio of net expenses to average
	net assets (6)	1.75%	2.50%	1.50%
Ratio of net investment income
	to average net assets (6)	-1.59%	-2.28%	-1.35%

Portfolio Turnover Rate (4)		209%	209%	209%

(1)	The Bull Path Long-Short Fund's Class A, C and I shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6)	Annualized.

See accompanying notes to financial statements.

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2009 (Unaudited)

1. ORGANIZATION

The Bull Path Long-Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide capital appreciation.

The Fund currently offers three classes of shares; Class A, Class C and Class I shares.  Class C and Class I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	5,508,004	-	-	5,508,004
Money Market Funds	6,603,603	-	-	6,603,603
Total	12,111,607	-	-	12,111,607
Liabilities
Common Stocks	2,416,409	-	-	2,416,409

The Fund did not hold any Level 3 securities during the period.

*  Refer to the Portfolio of Investments for industry classification.

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

New Accounting Pronouncements - In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Options transactions - The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The ability of the Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions during the period ended October 31, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

3.  INVESTMENT TRANSACTIONS

For the period ended October 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, and options amounted to $13,918,084 and $7,954,907, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Bull Path Capital Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.  For the period ended October 31, 2009, the Fund incurred $38,056 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2010, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.75%, 2.50% and 1.50% per annum of the Fund’s average daily net assets for the Class A, Class C and Class I shares, respectively.  During the period ended October 31, 2009 the Advisor waived fees totaling $75,947.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Class A, Class C and Class I shares are subsequently less than 1.75%, 2.50% and 1.50% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.75%, 2.50% and 1.50% of average daily net assets for the Class A, Class C and Class I shares, respectively.  If Fund Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 1.75%, 2.50% and 1.50% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of October 31, 2009 there was $75,497 of fee waivers subject to recapture by April 30, 2013.

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the period ended October 31, 2009, pursuant to the Plan, the Class A Shares paid $2,950 and the Class C Shares paid $190.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $35,100 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2009 (Unaudited)

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.  The annual minimum is $16,200 (irrespective of classes) and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended October 31, 2009, the Fund incurred expenses of $5,425 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended October 31, 2009, GemCom collected amounts totaling $5,473 for EDGAR and printing services performed.

5.    SUBSEQUENT EVENTS

Effective June 30, 2009, the Fund adopted FASB Statement of Financial Standards No. 165, “Subsequent Events” which had no impact on the Fund’s net assets or operations, but required disclosure in the Notes to Financial Statements at the date which subsequent events have been evaluated by management.  Management has evaluated subsequent events through December 30, 2009, the date the financial statements were issued.

BULL PATH LONG-SHORT FUND

EXPENSE EXAMPLES

October 31, 2009 (Unaudited)

As a shareholder of the Bull Path Long-Short Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Bull Path Long-Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 29, 2009 through October 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Bull Path Long-Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 5/29/09	Ending Account Value 10/31/09	Expenses Paid During Period 5/29/09 – 10/31/09*	Expense Ratio During the Period 5/29/09-10/31/09
Class A	$1,000.00	$1,016.40	$7.54	1.75%
Class C	1,000.00	1,013.00	10.75	2.50%
Class I	1,000.00	1,016.90	6.47	1.50%

Hypothetical (5% return before expenses)**	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period 5/1/09 – 10/31/09***	Expense Ratio During the Period 5/1/09-10/31/09
Class A	$1,000.00	$1,016.38	$8.89	1.75%
Class C	1,000.00	1,012.60	12.68	2.50%
Class I	1,000.00	1,017.64	7.63	1.50%

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (156) divided by the number of days in the fiscal year (365).

** The hypothetical example assumes that the Portfolio was in operation for the full six months ended 10/31/09.

*** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-899-2726 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-899-2726.

INVESTMENT ADVISOR

Bull Path Capital Management LLC

150 East 52nd Street, 31st Floor

New York, NY 10022

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/10/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/10/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/10/10